Interest-bearing liabilities - Types of hedges (Details) € in Millions	Dec. 31, 2018 EUR (€)
Risk management
Fair values	€ (40)
Cross currency swaps | May 2019
Risk management
Notional amount	581
Fair values	(29)
Cross currency swaps | June 2022
Risk management
Notional amount	500
Fair values	(16)
Cross currency swaps | June 2027
Risk management
Notional amount	500
Fair values	(22)
Cross currency swaps | May 2039
Risk management
Notional amount	400
Fair values	20
Interest rate swaps | March 2024
Risk management
Notional amount	600
Fair values	€ 7